CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)		1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
		Jan. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Operating costs			$ 2,187		$ 1,131,812	$ 1,621
Operating expenses
Income (loss) from operations			2,187		(1,131,812)	(1,621)
Other income (expense):
Interest income			0		1,383,186	0
(Loss) income before income taxes			(2,187)		251,374	(1,621)
Provision for income tax expense (benefit)			0		(436,721)	0
Net (loss) income			$ (2,187)		$ (185,347)	$ (1,621)
Weighted average shares outstanding
Basic and diluted (in shares)	[1],[2]		5,271,666		7,594,116	5,271,666
Net loss per common share
Basic and diluted (in dollars per share)			$ 0		$ (0.02)	$ 0
Intermex Holdings, Inc. and Subsidiaries [Member]
Revenues:
Wire transfer and money order fees				$ 169,795,746
Foreign exchange				30,014,304
Other income				1,229,081
Total revenues				201,039,131
Operating expenses
Service charges from agents and banks				135,455,304
Salaries and benefits				21,954,005
Other selling, general and administrative expenses				16,470,615
Transaction costs				8,705,501
Depreciation and amortization				16,644,821
Total operating expenses				199,230,246
Income (loss) from operations				1,808,885
Other income (expense):
Interest expense				11,447,936
(Loss) income before income taxes				(9,639,051)
Provision for income tax expense (benefit)				534,402
Net (loss) income				(10,173,453)
Other comprehensive (loss) income				(2,371)
Comprehensive (loss) income				$ (10,175,824)
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member]
Revenues:
Wire transfer and money order fees		$ 11,876,919				$ 138,467,934	$ 105,515,500
Foreign exchange		2,449,709				25,781,882	17,596,590
Other income		98,715				1,144,675	1,087,223
Total revenues		14,425,343				165,394,491	124,199,313
Operating expenses
Service charges from agents and banks		9,431,503				107,967,505	81,746,818
Salaries and benefits		4,456,631				17,261,125	14,307,184
Other selling, general and administrative expenses		1,146,327				13,711,270	9,898,985
Transaction costs		3,917,188				900,530	1,609,034
Depreciation and amortization		381,746				2,530,334	2,453,454
Total operating expenses		19,333,395				142,370,764	110,015,475
Income (loss) from operations		(4,908,052)				23,023,727	14,183,838
Other income (expense):
Interest expense		613,742				9,540,046	4,234,371
(Loss) income before income taxes		(5,521,794)				13,483,681	9,949,467
Provision for income tax expense (benefit)		(2,203,373)				4,083,655	4,191,643
Net (loss) income		(3,318,421)				9,400,026	5,757,824
Other comprehensive (loss) income		(2,453)				109,920	(56,582)
Comprehensive (loss) income		$ (3,320,874)				$ 9,509,946	$ 5,701,242

[1]	On January 25, 2017, as a result of the underwriters' election to exercise a portion of their over-allotment option, 26,667 shares held by the Initial Stockholders (as defined in Note 1) were forfeited (Note 5).
[2]	This number excludes an aggregate of up to 16,112,706 shares subject to possible redemption at December 31, 2017.